Dec. 20, 2021
PACE International Equity Investments
PACE® International Equity Investments

PACE® Select Advisors Trust

December 20, 2021

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information (the "SAI"), each dated November 26, 2021.

Includes:

•  PACE® Mortgage-Backed Securities Fixed Income Investments

•  PACE® Intermediate Fixed Income Investments

•  PACE® Strategic Fixed Income Investments

•  PACE® Global Fixed Income Investments

•  PACE® High Yield Investments

•  PACE® Large Co Value Equity Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® Small/Medium Co Value Equity Investments

•  PACE® Small/Medium Co Growth Equity Investments

•  PACE® International Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Global Real Estate Securities Investments

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE Select Advisors Trust (the "Trust").

First, this supplement updates certain information regarding the investment subadvisory arrangements for PACE Large Co Growth Equity Investments. At the recommendation of UBS Asset Management (Americas) Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated Jackson Square Partners ("JSP") and Mar Vista Investment Partners ("Mar Vista") as subadvisors to the fund, effective as of the close of business on December 14, 2021. In addition, at the recommendation of UBS AM, the Board has appointed GQG Partners LLC ("GQG") and Polen Capital Management, LLC ("Polen") to serve as new subadvisors to the fund. GQG and Polen assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on December 15, 2021.

Second, this supplement updates certain information for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, and PACE Global Real Estate Securities Investments. At the recommendation of UBS AM, the Board approved a change in each fund's "80%

policy," such that each fund may take into account its (i) investments in securities of other investment companies that primarily hold investments that are representative of the fund's 80% policy and (ii) exposure to underlying securities that are relevant to the fund's 80% policy through derivatives transactions, for purposes of its 80% policy. The change to each fund's 80% policy is being made to clarify that investments in derivatives and other investment companies that provide exposure to the type of investment suggested by each fund's name will be counted for purposes of such fund's 80% policy. This change is expected to become effective on or about February 21, 2022.

II. PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, and PACE Global Real Estate Securities Investments.

Effective on or about February 21, 2022, the Prospectuses and SAIs are hereby revised as follows:

The section captioned "PACE International Equity Investments Fund summary" and sub-captioned "Principal investments" on page 53 of the Multi-Class Prospectus, beginning on page 55 of the Class P Prospectus and on page 53 of the Class P2 Prospectus is revised by replacing the second sentence of the first paragraph of that section with the following:

Such investments may be represented by derivatives or by investments in securities of other investment companies that invest primarily in equity securities.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.